Related Party Transactions - (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Related Party Transaction [Line Items]
Long-term Debt, Gross	$ 180,259		$ 103,435	$ 123,044
Seahawk LSA [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Debt Issuer		Debt Issuer
Related Party Transaction, Description of Transaction	In 2019, the Company raised and converted $18.4 million from the Seahawk LSA into the Intelsat Facility as outstanding debt and issued 13.5 million warrants to purchase common stock.		In 2019, the Company raised and converted $18.4 million from the Seahawk LSA into the Intelsat Facility as outstanding debt and issued 13.5 million warrants to purchase common stock.
Long-term Debt, Gross	$ 19,198		$ 19,198	18,446	$ 18,400
Intelsat [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Debt Issuer		Debt Issuer
Related Party Transaction, Description of Transaction	In 2019, the Company entered into a term loan facility with Intelsat Facility for $50.0 million and issued 20.2 million warrants to purchase common stock.		In 2019, the Company entered into a term loan facility with Intelsat Facility for $50.0 million and issued 20.2 million warrants to purchase common stock.
Long-term Debt, Gross	$ 52,039		$ 52,039	50,000	$ 50,000
Jason And Marian Joh Andrews [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	The Former Co-founders and employees of BlackSky		The Former Co-founders and employees of BlackSky
Related Party Transaction, Description of Transaction	In 2018, the Company executed the Andrews’s Notes worth $12.5 million in total to repurchase an aggregate 11.5 million of common stock shares.		In 2018, the Company executed the Andrew’s Notes worth $12.5 million in total to repurchase an aggregate 11.5 million of common stock shares.
Long-term Debt, Gross	$ 11,750		$ 12,500	12,500
LeoStella [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Joint Venture		JointVenture
Related Party Transaction, Description of Transaction	In 2018, the Company formed LeoStella and, pursuant to the terms and conditions of the joint venture agreement, the Company has two designated members of LeoStella’s Board of Directors. As described in Note 6, the Company and LeoStella executed an SPC to design, develop and manufacture multiple satellites for the Company’s geospatial business operations.		In 2018, the Company formed LeoStella and, pursuant to the terms and conditions of the joint venture agreement, the Company has two designated members of LeoStella’s Board of Directors. As described in Note 6, the Company and LeoStella executed an SPC to design, develop and manufacture multiple satellites for the Company’s geospatial business operations.
Repayments of Related Party Debt	$ 11,226	$ 6,205	$ 8,205	23,315
Due to Related Parties	$ 584		$ 8,012	11,460
X-Bow [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Equity Method Investee		EquityMethodInvestee
Related Party Transaction, Description of Transaction	In 2017, the Company entered into a Stock Subscription and Technology Transfer Agreement with X-Bow. As of March 31, 2021, the Company has a 20.6% interest in X-Bow and has one Board seat. As described in Note 6, the Company has engaged X-Bow to develop a rocket for the Company.		In 2017, the Company entered into a Stock Subscription and Technology Transfer Agreement with X-Bow. As of December 31, 2020, the Company has a 20.6% interest in X-Bow and has one Board seat. As described in Note 6, the Company has engaged X-Bow to develop a rocket for the Company.
Repayments of Related Party Debt	$ 1,865	$ 1,829	$ 4,079	$ 114
Due to Related Parties			$ 750
Mithril II LP [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Debt Issuer and Equity Holder
Related Party Transaction, Description of Transaction	In February 2021, the Company issued notes payable to Mithril II, LP totaling $15.0 million in principal and issued seven shares of common stock per dollar of principal. Milthril also received warrants providing for the right to acquire a number of shares of common stock equal to 3.5% of the Company’s fully diluted capitalization upon exercise.
Long-term Debt, Gross	$ 15,000
VCVC [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Debt Issuer and Equity Holder
Related Party Transaction, Description of Transaction	In February 2021, the Company issued a note payable to VCVC IV, LLC for $5.0 million principal and issued seven shares of common stock per dollar or principal. VCVC also received warrants providing for the right to acquire a number of shares of common stock equal to 0.7% of the Company’s fully diluted capitalization upon exercise.
Long-term Debt, Gross	$ 5,000